Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 10, 2022	Mar. 31, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of ordinary shares		$ 25,245
Syncona Portfolio Limited | American Depository Shares
Related Party Transaction [Line Items]
Stock issued during period, value	$ 26,100
Price per ordinary share	$ 1.05
Proceeds from issuance of ordinary shares	$ 24,200